UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009








                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations ......................................................2

Statements of Changes in Members' Capital.....................................3

Statement of Cash Flows ......................................................4

Financial Highlights .........................................................5

Notes to Financial Statements.................................................6

Schedule of Portfolio Investments.............................................16

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                                                              JUNE 30, 2009

-----------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities, at fair value (cost $16,506,442)                                     $26,945,481
Cash and cash equivalents                                                                         9,693,380
Receivables:
  Investments sold, not settled                                                                   1,382,311
  Notes receivable (See Note 8)                                                                   2,424,402
  Interest                                                                                              380
Other assets                                                                                         44,315
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     40,490,269
-----------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
  Distributions payable                                                                           6,499,999
  Professional fees                                                                                 151,050
  Management Fee                                                                                     42,400
  Shareholder Servicing fee                                                                          12,563
  Administration fee                                                                                  6,131
  Other liabilities                                                                                  17,567
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                 6,729,710
-----------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                      $33,760,559
-----------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                                       $23,321,520
Accumulated net unrealized appreciation/(depreciation) on investments in securities              10,439,039
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                $33,760,559
-----------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                                    STATEMENT OF OPERATIONS
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                               PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                        $     4,335
Other income (Note 9)                                                                               214,594
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                             218,929
-----------------------------------------------------------------------------------------------------------

EXPENSES
Management Fee                                                                                      250,602
Professional fees                                                                                   117,439
Shareholder Servicing fee                                                                            74,253
Administration fee                                                                                   13,778
Other expenses                                                                                      155,739
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                      611,811
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                (392,882)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED  GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments                                                                                    (4,933,419)
Net change in unrealized appreciation/depreciation from:
  Investments                                                                                     7,357,155
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                            2,423,736
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                        $ 2,030,854
-----------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                                  UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31, 2008 AND PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          ADVISER               MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                                     $ 4,714,804          $ 117,669,128        $ 122,383,932

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                8,626               (317,583)            (308,957)
  Net realized gain/(loss) from investments and foreign
        currency transactions                                               252,119             11,706,643           11,958,762
  Net change in unrealized appreciation/depreciation
        from investments and foreign currency transactions                 (268,387)           (11,831,633)         (12,100,020)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                (7,642)              (442,573)            (450,215)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' withdrawals                                         (1,400,837)           (79,599,166)         (81,000,003)
Incentive Allocation paid to the Adviser                                 (2,704,010)                    --           (2,704,010)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                  (4,104,847)           (79,599,166)         (83,704,013)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                                   $   602,315          $  37,627,389        $  38,229,704
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                               (2,305)              (390,577)            (392,882)
  Net realized gain/(loss) from investments                                 (78,790)            (4,854,629)          (4,933,419)
  Net change in unrealized appreciation/depreciation
        from investments                                                    117,588              7,239,567            7,357,155
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                36,493              1,994,361            2,030,854
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' distributions                                         (103,944)            (6,396,055)          (6,499,999)
Prior year adjustments                                                        5,691                 (5,691)                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                     (98,253)            (6,401,746)          (6,499,999)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                       $   540,555          $  33,220,004        $  33,760,559
------------------------------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                         UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                                    STATEMENT OF CASH FLOWS
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------

                                                               PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                        $ 2,030,854
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Proceeds from disposition of investments                                                        5,672,337
  Net realized (gain)/loss from investments                                                       4,933,419
  Net change in unrealized appeciation/depreciation from investments                             (7,357,155)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Interest                                                                                         10,847
    Investments sold, not settled                                                                (1,382,311)
    Notes receivable                                                                                238,926
    Other assets                                                                                    (38,495)
   Increase (decrease) in payables:
    Administration fee                                                                                  479
    Management Fee                                                                                      133
    Professional fees                                                                              (162,317)
    Shareholder servicing fees                                                                           39
    Other liabilities                                                                                 1,296
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         3,948,052

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser distributions                                                                              (103,944)
Members' distributions                                                                              103,944
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                                --

Net increase in cash and cash equivalents                                                         3,948,052
Cash and cash equivalents--beginning of period                                                    5,745,328
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                        $ 9,693,380
-----------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                                                  UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                                                FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       JUNE 30, 2009

------------------------------------------------------------------------------------------------------------------------------------

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                       PERIOD FROM
                                       JANUARY 1,
                                      2009 TO JUNE
                                        30, 2009                              YEARS ENDED DECEMBER 31,
                                      (UNAUDITED)         2008            2007            2006            2005           2004
                                      ------------        ----            ----            ----            ----           ----
Ratio of net investment
income (loss) to average net
assets(b)                                (2.07%)(a)      (0.52%)           0.76%           0.10%          (1.58%)         (1.37%)

Ratio of total expenses to
average net assets(b)                     3.22%(a)        2.94%            2.31%           2.14%           2.18%           1.91%

Ratio of total expenses to
average net assets after
Incentive Allocation(b,c)                 3.22%(a)        2.94%            4.56%           2.66%           2.96%           3.82%

Portfolio turnover rate                     --            5.83%           50.20%          25.03%          27.44%          24.69%

Total return(d)                           6.05%          (4.32%)          14.34%           4.73%           3.97%          16.48%
Total return after Incentive
Allocation(e)                             6.05%          (4.32%)          11.47%           4.20%           3.18%          13.18%

Net asset value at end of
period                                 $33,760,559     $38,229,704     $122,383,932    $139,118,093    $172,529,550   $210,663,735

    (a)  Annualized.

    (b)  The average net assets used in the above ratios are calculated using pre-tender net assets.

    (c)  Ratio of total  expenses  to average  net assets  after  Incentive  Allocation  to the  Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

    (d)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period  noted,  and does not  reflect  the  deduction  of  placement  fees,  if any,  incurred  when subscribing to the Fund.  Total returns for a period of less than a full year are not  annualized.  An individual  Member's ratios and returns may vary from the above based on the timing of capital transactions.

    (e)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period  noted,  after  Incentive  Allocation  to the Adviser,  and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.  An individual member's ratios and return may vary from the above based on Incentive Allocation,  if applicable and the timing of capital transactions.




   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

         The Fund is proceeding with a gradual liquidation of its portfolio of investments. It is anticipated that this liquidation will take place over a number of years as its private stock investments are either sold or their value realized in either an initial public offering or other liquidating transaction. For the period ended June 30, 2009, the Fund sold investments for total proceeds of $5,672,337. The cost of the securities sold was $10,605,756 and the December 31, 2008 fair value was $4,560,290. This resulted in an increase to the Member's Capital of the Fund of $1,112,047 from December 31, 2008 which is reported as part of net realized and unrealized gain in the Fund's financial statements for the period ended June 30, 2009. Based, in part, on these proceeds received, the Fund distributed $6,499,999 to investors in July 2009.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

         The  Adviser  is a joint  venture  between  UBS  Fund  Advisor,  L.L.C.
         ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

              a. Equity securities (segregated by industry type, company size, or investment objective)
              b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
              c. Debt securities issued by states of the United States and political subdivisions of the states
              d.   Debt securities issued by foreign governments
              e.   Corporate debt securities
              f.   Residential mortgage-backed securities
              g.   Commercial mortgage-backed securities
              h.   Collateralized debt obligations
              i.   Other debt obligations

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

         Private securities including warrants are valued pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. Private securities with a value of $21,916,354 were fair valued by the Adviser at June 30, 2009.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

         The valuation process described above represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2009.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.       FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.       INCOME TAXES

         The Fund has reclassified $392,882 and $4,933,419 from accumulated net investment loss and accumulated net realized loss on investments respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion,

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.       INCOME TAXES (CONTINUED)

         based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the Management Fee is paid by UBSFA to OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2009 to June 30, 2009, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

         The net increase or decrease in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members' other than the Adviser as described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the period from January 1, 2009 to June 30, 2009 and for the year ended 2008. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,089, which is included in other expenses.

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2009 to June 30, 2009 amounted to $0 and $5,672,337, respectively.

         At December 31, 2008, the cost of investment for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $3,081,884 consisting of $11,296,846, gross unrealized appreciation and $8,214,962 gross unrealized depreciation. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

6.       DUE TO BROKERS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding for the period January 1, 2009 to June 30, 2009.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the period from January 1, 2009 to June 30, 2009, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of FAS 161 did not have a material impact on the Fund.

8.       NOTES RECEIVABLE

         The Fund has outstanding notes receivable of $2,424,402 as of June 30, 2009. This consists of a milestone payment of approximately $135,083 from Adiana, Inc.; an escrow payment of approximately $1,061,445 from Agensys, Inc.; a milestone payment of approximately $886,940 from Biosynexus, Inc.; a milestone payment of approximately $336,628 from Sapphire Therapeutics, Inc. and a milestone payment of approximately $4,306 from Lumicyte, Inc.

9.       OTHER INCOME

         Other income includes an escrow payment of $537,142 from Sapphire Therapeutics, Inc., revaluing adjustments on milestone payments receivable of ($189,832) from Sapphire Therapeutics, Inc., ($138,587) from Agensys, Inc. and ($18,433) from Biosynexus, Inc.. Additional income of $24,304 resulted from regular investment activity that includes fractional share transactions, foreign exchange gains, payment of holdbacks and other investment activity. Milestone payments are non-refundable payments due upon the completion or as the result of a successful event. In part, the payments are designed to compensate the licensor for the increased value of the intellectual property as it progresses through its development, clinical or regulatory phase.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

10.      INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

11.      SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                                                                     UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2009

                    INVESTMENTS IN SECURITIES (79.81%)
                    ----------------------------------

      SHARES                                                                                             FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (14.90%)
                    ---------------------
                    DISPOSABLE MEDICAL EQUIPMENT (6.63%)
          160,000   Volcano Corp.  *                                                                 $      2,236,800
                                                                                                     ------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.25%)
           21,000   BioCryst Pharmaceuticals, Inc.  *                                                          84,630
                                                                                                     ------------------
                    MEDICAL - DRUGS (1.88%)
          123,007   Biodel, Inc.  *                                                                           634,716
                                                                                                     ------------------
                    PATIENT MONITORING EQUIPMENT (2.96%)
          129,785   Insulet Corp.  *                                                                          999,344
                                                                                                     ------------------
                    THERAPEUTICS (3.18%)
           75,000   Avanir Pharmaceuticals-Class A  *                                                         166,501
          149,200   Vivus, Inc.  *                                                                            907,136
                                                                                                     ------------------
                                                                                                            1,073,637
                                                                                                     ------------------
                    TOTAL COMMON STOCK (Cost $3,868,933)                                                    5,029,127
                                                                                                     ------------------
                    PREFERRED STOCKS (64.02%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (52.58%)
          558,964   Acceleron Pharmaceuticals, Inc., Series B  *,(a)                                        1,846,426
           86,977   Acceleron Pharmaceuticals, Inc., Series C  *,(a)                                          287,311
          154,919   Cerimon Pharmaceuticals, Inc.  *,(a)                                                      245,116
          154,919   Cerimon Pharmaceuticals, Inc., Series A  *,(a)                                            245,116
        1,574,345   ChemoCentryx, Inc., Series B  *,(a)                                                     9,559,423
          242,674   ChemoCentryx, Inc., Series C  *,(a)                                                     1,473,517
            1,300   superDimension, Ltd., Series B  *,(a)                                                     943,384
           13,016   superDimension, Ltd., Series C-1  *,(a)                                                   278,933
          134,026   superDimension, Ltd., Series C-2  *,(a)                                                 2,872,177
                                                                                                     ------------------
                                                                                                           17,751,403
                                                                                                     ------------------
                    MEDICAL - BIOMEDICAL/GENETICS (5.96%)
          316,091   Macrogenics, Inc., Series A  *,(a)                                                        217,446
          982,489   Macrogenics, Inc., Series B  *,(a)                                                        675,877
        1,504,459   Macrogenics, Inc., Series C  *,(a)                                                      1,034,952
          121,182   Macrogenics, Inc., Series D  *,(a)                                                         83,364
                                                                                                     ------------------
                                                                                                            2,011,639
                                                                                                     ------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (5.48%)
          376,770   Amnis Corp., Series C-1  *,(a)                                                            125,996
        2,438,743   Amnis Corp., Series C-2  *,(a)                                                            815,545
          827,267   Supernus Pharmaceuticals, Inc., Series A  *,(a)                                           909,994
                                                                                                     ------------------
                                                                                                            1,851,535
                                                                                                     ------------------
                    TOTAL PREFERRED STOCKS (Cost $12,623,111)                                              21,614,577
                                                                                                     ------------------
                    WARRANTS (0.89%)
                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.89%)
          115,182   Aryx Therapeutics, Inc. $2.64 11/24/13 *,(a)                                              301,777



    The preceeding notes are an integral part of these financial statements.
                                                                              16

                                                                                     UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                          JUNE 30, 2009


      SHARES                                                                                             FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
            9,089   Macrogenics, Inc., $0.6521 9/24/18 *                                             $             --
                                                                                                     ------------------
                                                                                                              301,777
                                                                                                     ------------------
                    TOTAL WARRANTS (Cost $14,398)                                                             301,777
                                                                                                     ------------------
                    INVESTMENTS IN SECURITIES (Cost $16,506,442)                                           26,945,481
                                                                                                     ------------------
         TOTAL INVESTMENTS IN SECURITIES -- 79.81%                                                         26,945,481
                                                                                                     ------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 20.19%                                              6,815,078
                                                                                                     ------------------
         TOTAL NET ASSETS -- 100.00%                                                                 $     33,760,559
                                                                                                     ==================

*   Non income-producing security.
(a) Private equity investment valued at fair value. The fair value of private investments amounted to $21,916,354 which represented  64.92% of the net  assets at June 30,  2009.  Private  investments  classified  as Level 3 for FAS 157 purposes  amounted to $21,614,577.  Investment in warrants  classified as Level 2 for FAS 157 purposes  amounted to
    $301,777.


The  following  is a summary  of the  inputs  used in  valuing  the Fund's  investments  at fair  value.  The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk  associated  with investing in those securities.



ASSETS TABLE
-----------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              06/30/2009      QUOTED PRICES      INPUTS          INPUTS
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Common Stock
        Disposable Medical Equipment                    $ 2,236,800       $ 2,236,800     $        --     $        --
        Medical - Biomedical/Genetics                        84,630            84,630              --              --
        Medical - Drugs                                     634,716           634,716              --              --
        Patient Monitoring Equipment                        999,344           999,344              --              --
        Therapeutics                                      1,073,637         1,073,637              --              --
                                                        ---------------------------------------------------------------
    TOTAL COMMON STOCK                                    5,029,127         5,029,127              --              --
                                                        ---------------------------------------------------------------
    Preferred Stocks
        Drug Discovery/Drug Development                  17,751,403                --              --      17,751,403
        Medical - Biomedical/Genetics                     2,011,639                --              --       2,011,639
        Research Product/Technology Platform              1,851,535                --              --       1,851,535
                                                        ---------------------------------------------------------------
    TOTAL PREFERRED STOCKS                               21,614,577                --              --      21,614,577
                                                        ---------------------------------------------------------------
    Warrants
        Medical - Biomedical/Genetics                       301,777                --         301,777              --
                                                        ---------------------------------------------------------------
    TOTAL WARRANTS                                          301,777                --         301,777              --
                                                        ---------------------------------------------------------------
INVESTMENTS IN SECURITIES                               $26,945,481       $ 5,029,127     $   301,777     $21,614,577
                                                        ---------------------------------------------------------------
TOTAL ASSETS                                            $26,945,481       $ 5,029,127     $   301,777     $21,614,577
                                                        ---------------------------------------------------------------



    The preceeding notes are an integral part of these financial statements.
                                                                              17

                                                                                                  UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       JUNE 30, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


------------------------------------------------------------------------------------------------------------------------------------
                                 BALANCE AS                                  CHANGE IN                    TRANSFERS
                                     OF          ACCRUED                    UNREALIZED         NET        IN AND/OR     BALANCE AS
                                  DECEMBER      DISCOUNTS      REALIZED    APPRECIATION/   PURCHASES/       OUT OF      OF JUNE 30,
Description                       31, 2008      /PREMIUMS    GAIN/(LOSS)   DEPRECIATION      (SALES)       LEVEL 3         2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
------------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                 $   264,367    $      --    $   (72,834)   $        --     $(191,533)    $      --     $        --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL CORPORATE BONDS           264,367           --        (72,834)            --      (191,533)           --              --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                  17,769,015           --     (1,412,452)     1,885,102      (490,262)           --      17,751,403
------------------------------------------------------------------------------------------------------------------------------------
     Medical -
     Biomedical/Genetics           2,011,639           --             --             --            --            --       2,011,639
------------------------------------------------------------------------------------------------------------------------------------
     Research
     Product/Technology
     Platform                      1,765,940           --             --         85,595            --            --       1,851,535
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL PREFERRED STOCKS       21,546,594           --     (1,412,452)     1,970,697      (490,262)           --      21,614,577
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     WARRANTS
------------------------------------------------------------------------------------------------------------------------------------
     Drug Discovery/Drug
     Development                          --           --             --             --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
     Medical -
     Biomedical/Genetics                  --           --             --             --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL WARRANTS                       --           --             --             --            --            --              --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     ENDING BALANCE              $21,810,961    $      --    $(1,485,286)   $ 1,970,697     $(681,795)    $      --     $21,614,577
------------------------------------------------------------------------------------------------------------------------------------


Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2009 is $1,970,697.




    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.